UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7482

        Nuveen Pennsylvania Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) September 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 18.4% (12.2% of Total Investments)
$1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne	3/14 at 100.00	AAA	$1,327,257
	University, Series 2004A, 5.000%, 3/01/19 - FGIC Insured
900	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Robert	2/06 at 102.00	Baa3	926,028
	Morris College, Series 1996A, 6.250%, 2/15/26
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	222,960
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
1,045	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Thiel	5/09 at 102.00	A	1,066,506
	College, Series 1999A, 5.375%, 11/15/29 - ACA Insured
3,000	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds,	10/08 at 102.00	BB+	2,996,160
	Immaculata College, Series 1998, 5.625%, 10/15/27
	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series
	2003:
1,705	5.250%, 8/01/19 - FGIC Insured	8/13 at 100.00	AAA	1,861,434
1,350	5.250%, 8/01/20 - FGIC Insured	8/13 at 100.00	AAA	1,473,863
1,000	5.250%, 8/01/21 - FGIC Insured	8/13 at 100.00	AAA	1,091,750
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative	11/14 at 100.00	AAA	3,227,841
	Association Inc./Indiana University of Pennsylvania - Student Union Project, Series 2004, 5.000%,
	11/01/24 - AMBAC Insured
2,500	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	Aaa	2,646,700
	Series 2005, 5.000%, 8/15/25 - MBIA Insured
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series	5/08 at 101.00	Aaa	1,051,260
	1998, 5.250%, 5/01/23 - MBIA Insured
2,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University,	6/10 at 100.00	AA	2,281,335
	Series 2000, 6.000%, 6/01/29 - RAAI Insured
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania,	7/15 at 100.00	AA	2,088,840
	Series 2005C, 5.000%, 7/15/38
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series	7/11 at 101.00	AAA	1,553,580
	2001, 5.000%, 7/15/31 - MBIA Insured
4,085	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher	6/12 at 100.00	Aaa	4,367,396
	Education, Series 2002W, 5.000%, 6/15/19 - AMBAC Insured
5,750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University,	1/13 at 100.00	A1	5,925,835
	Series 2002, 5.000%, 1/01/32
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania	5/15 at 100.00	AAA	1,005,700
	Sciences, Series 2005A, 4.750%, 11/01/33 - XLCA Insured
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003,	7/13 at 100.00	AA	1,407,254
	5.500%, 1/01/24 - RAAI Insured
	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County
	Community College, Series 2005:
1,545	5.000%, 5/01/18 - AMBAC Insured	5/15 at 100.00	Aaa	1,652,362
1,625	5.000%, 5/01/19 - AMBAC Insured	5/15 at 100.00	Aaa	1,731,291
750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa3	817,350
	Bucknell University, Series 2002A, 5.250%, 4/01/19
2,500	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+	2,685,450
	College Project, Series 2001, 5.900%, 12/15/18
270	Wilkes-Barre General Municipal Authority, Pennsylvania, College Revenue Refunding Bonds, College of	12/05 at 100.00	N/R	270,888
	Misericordia, Series 1992B, 7.750%, 12/01/12

	Healthcare - 17.4% (11.5% of Total Investments)
1,455	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General	4/15 at 100.00	Baa2	1,461,620
	Hospital, Series 2005A, 5.125%, 4/01/35
3,500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, South Hills Health	5/06 at 102.00	AAA	3,625,545
	System, Series 1996A, 5.875%, 5/01/26 - MBIA Insured
14,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	4/07 at 102.00	AAA	14,693,980
	Pittsburgh Medical Center System, Series 1997A, 5.625%, 4/01/27 - MBIA Insured
1,230	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2002,	11/12 at 100.00	AAA	1,321,660
	5.250%, 11/01/16 - AMBAC Insured
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital	11/12 at 101.00	BBB+	5,353,600
	Project, Series 2002, 5.900%, 11/15/28
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series	11/14 at 100.00	A	1,315,175
	2004A, 5.500%, 11/01/24
2,425	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	2,510,578
	of Bethlehem, Series 2003, 5.375%, 8/15/33
1,765	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania	8/15 at 100.00	AAA	1,912,995
	Health Services, Series 2005B, 5.000%, 8/15/16 - FGIC Insured
	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne
	Clinic, Series 1998:
2,000	5.500%, 7/01/18	7/08 at 100.00	BBB-	1,999,820
2,000	5.625%, 7/01/24	7/08 at 100.00	BBB-	1,975,860
	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital, Series
	2002A:
1,700	5.250%, 7/01/14 - AMBAC Insured	7/12 at 100.00	AAA	1,837,088
1,200	5.250%, 7/01/15 - AMBAC Insured	7/12 at 100.00	AAA	1,290,132
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 (WI, settling 10/12/05) - RAAI Insured	12/15 at 100.00	AA	492,219
330	5.000%, 12/01/29 (WI, settling 10/12/05) - RAAI Insured	12/15 at 100.00	AA	340,606
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	1,066,542
	Series 2004B, 5.375%, 11/15/34

	Housing/Multifamily - 3.0% (2.0% of Total Investments)
4,345	Bucks County Redevelopment Authority, Pennsylvania, Section 8 Assisted Second Lien Multifamily	2/06 at 100.00	Baa2	4,350,257
	Mortgage Revenue Bonds, Country Commons Apartments, Series 1993A, 6.200%, 8/01/14 (Alternative
	Minimum Tax)
2,000	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds,	4/12 at 100.00	AAA	2,083,640
	Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Alternative Minimum Tax) (Mandatory put
	4/01/22)
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds,	5/15 at 102.00	Baa2	748,458
	Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35

	Housing/Single Family - 3.3% (2.2% of Total Investments)
1,230	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/10 at 100.00	Aaa	1,287,146
	Program Single Family Mortgage Revenue Bonds, Series 2000II-2, 5.900%, 11/01/32 (Alternative
	Minimum Tax)
1,120	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1996-47, 6.750%,	No Opt. Call	AA+	1,143,666
	10/01/06 (Alternative Minimum Tax)
1,365	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997-58A,	4/07 at 101.50	AA+	1,403,534
	5.950%, 10/01/28 (Alternative Minimum Tax)
1,645	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997-59A,	10/07 at 101.50	AA+	1,663,375
	5.700%, 4/01/17 (Alternative Minimum Tax)
545	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1998-62A,	6/08 at 101.50	AA+	564,353
	5.500%, 10/01/22 (Alternative Minimum Tax)
	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A:
845	6.150%, 10/01/16 (Alternative Minimum Tax)	4/07 at 102.00	AAA	863,683
765	6.200%, 10/01/21 (Alternative Minimum Tax)	4/07 at 102.00	AAA	794,246

	Industrials - 3.0% (2.0% of Total Investments)
2,000	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New	10/05 at 101.00	BB-	2,000,100
	Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	2,156,380
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
2,750	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,	7/12 at 101.00	AAA	3,060,338
	5.500%, 7/01/17 - AMBAC Insured

	Long-Term Care - 4.3% (2.9% of Total Investments)
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series	12/12 at 100.00	AA	1,027,200
	2003A, 5.000%, 12/01/22 - RAAI Insured
1,835	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A,	7/15 at 100.00	AAA	1,923,649
	5.000%, 7/01/34 - FSA Insured (a)
1,230	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services	6/08 at 100.00	BB+	1,060,543
	Inc., Series 1998A, 5.250%, 6/01/28
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber Center
	Inc., Series 2000:
1,000	6.150%, 12/01/20 - RAAI Insured	2/06 at 100.00	AA	1,002,130
2,000	5.900%, 12/01/30 - RAAI Insured	12/10 at 100.00	AA	2,176,240
	Philadelphia Authority for Industrial Development, Pennsylvania, Health Care Facilities Revenue
	Bonds, Paul's Run, Series 1998A:
1,350	5.750%, 5/15/18	5/08 at 102.00	N/R	1,369,008
1,650	5.875%, 5/15/28	5/08 at 102.00	N/R	1,680,905

	Materials - 2.2% (1.5% of Total Investments)
500	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	9/10 at 101.00	BBB	532,095
	Refunding Bonds, Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National	11/08 at 102.00	N/R	4,776,840
	Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 29.5% (19.6% of Total Investments)
3,695	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005C-57, 5.250%, 11/01/13 - FGIC	No Opt. Call	AAA	4,096,055
	Insured
1,600	Bucks County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 6/01/17 (WI, settling	6/15 at 100.00	Aa2	1,722,512
	10/18/05)
1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 7/15/16 - FGIC Insured	7/14 at 100.00	AAA	1,300,632
2,120	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%,	5/13 at 100.00	Aaa	2,234,819
	5/15/23 - MBIA Insured
3,325	Cumberland Valley School District, Cumberland County, Pennsylvania, General Obligation Bonds,	11/15 at 100.00	Aaa	3,629,836
	Series 2005, 5.000%, 11/15/16 - FSA Insured
2,315	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20 (WI, settling	10/15 at 100.00	AA	2,483,578
	10/12/05)
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds, Series
	1998B:
1,750	0.000%, 5/01/22 - FSA Insured	5/16 at 75.56	AAA	802,008
2,750	0.000%, 11/01/22 - FSA Insured	5/16 at 73.64	AAA	1,228,178
2,750	0.000%, 5/01/23 - FSA Insured	5/16 at 71.71	AAA	1,189,018
2,080	Meadville, Crawford County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/25 -	10/15 at 100.00	Aaa	2,189,574
	XLCA Insured
1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds, Series	3/10 at 100.00	AAA	1,084,800
	2000, 5.600%, 3/01/25 - MBIA Insured
	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series
	2003:
1,000	5.000%, 9/01/19 - FGIC Insured	3/13 at 100.00	Aaa	1,066,460
1,000	5.000%, 9/01/20 - FGIC Insured	3/13 at 100.00	Aaa	1,063,030
1,735	5.000%, 9/01/21 - FGIC Insured	3/13 at 100.00	Aaa	1,841,147
2,000	5.000%, 9/01/22 - FGIC Insured	3/13 at 100.00	Aaa	2,117,620
2,270	5.000%, 9/01/23 - FGIC Insured	3/13 at 100.00	Aaa	2,394,282
2,600	5.000%, 9/01/24 - FGIC Insured	3/13 at 100.00	Aaa	2,733,692
4,000	Pennsylvania, General Obligation Bonds, Third Series 2004, 5.000%, 9/01/12	No Opt. Call	AA	4,364,480
	Pennsylvania, General Obligation Refunding Bonds, Second Series 2002:
3,500	5.000%, 10/01/11 - FGIC Insured	No Opt. Call	AAA	3,803,730
1,600	5.250%, 10/01/14 - FGIC Insured	No Opt. Call	AAA	1,787,776
	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
1,000	5.000%, 2/15/12 - XLCA Insured	No Opt. Call	AAA	1,075,540
2,000	5.250%, 2/15/13 - XLCA Insured	No Opt. Call	AAA	2,186,920
2,000	Philadelphia School District, Pennsylvania, General Obligation Refunding Bonds, Series 1995A,	No Opt. Call	AAA	2,214,800
	6.250%, 9/01/09 - AMBAC Insured
1,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds,	No Opt. Call	AAA	1,125,780
	Series 2002A, 5.500%, 9/01/14 - FSA Insured
3,300	Pocono Mountain School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	2/13 at 100.00	Aaa	3,552,483
	2003, 5.000%, 2/15/15 - FGIC Insured
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District, Series 2003:
360	5.250%, 11/01/21 - FGIC Insured	11/13 at 100.00	AAA	393,937
490	5.250%, 11/01/22 - FGIC Insured	11/13 at 100.00	AAA	536,192
	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds,
	Brandywine Heights Area School District, Series 2003:
2,930	5.000%, 2/01/20 - FGIC Insured	2/13 at 100.00	Aaa	3,109,550
1,955	5.000%, 2/01/21 - FGIC Insured	2/13 at 100.00	Aaa	2,071,498
2,550	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School	5/13 at 100.00	Aaa	2,465,085
	District, Series 2003, 4.000%, 5/01/21 - FSA Insured
4,050	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	4,205,156
	District, Series 2003, 5.000%, 6/01/33 - FSA Insured
1,535	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	4/12 at 100.00	AAA	1,639,979
	2001A, 5.000%, 4/01/19 - FSA Insured
2,005	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	AAA	2,195,635
	2005C, 5.000%, 9/01/15 - FSA Insured

	Tax Obligation/Limited - 11.1% (7.4% of Total Investments)
4,060	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series	4/06 at 100.00	AAA	4,121,509
	1996A, 6.000%, 4/15/26 - AMBAC Insured
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AAA	1,569,690
	2005, 5.000%, 1/15/36 - FGIC Insured
	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,000	5.250%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	1,100,960
2,400	5.250%, 12/01/17 - MBIA Insured	12/13 at 100.00	AAA	2,637,000
2,000	5.250%, 12/01/18 - MBIA Insured	12/13 at 100.00	AAA	2,193,100
1,000	5.250%, 12/01/19 - MBIA Insured	12/13 at 100.00	AAA	1,095,080
7,015	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	7,554,804
	11/15/17 - FSA Insured
2,405	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	2,790,522
	7/01/19 - MBIA Insured
1,000	Southeastern Transportation Authority, Pennsylvania, Special Revenue Bonds, Series 1999A, 5.250%,	3/09 at 101.00	AAA	1,067,630
	3/01/16 - FGIC Insured
	York County School of Technology Authority, Pennsylvania, Lease Revenue Bonds, Series 2003:
1,000	5.375%, 2/15/20 - FGIC Insured	2/13 at 100.00	Aaa	1,093,700
1,000	5.500%, 2/15/22 - FGIC Insured	2/13 at 100.00	Aaa	1,102,320

	Transportation - 18.7% (12.4% of Total Investments)
2,300	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport,	1/08 at 101.00	AAA	2,393,702
	Series 1997A, 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured
650	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds, Series	7/13 at 100.00	A2	701,864
	2003, 5.250%, 7/01/17
4,600	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station	6/12 at 102.00	A	4,899,966
	Parking Garage, Series 2002, 5.875%, 6/01/33 (Alternative Minimum Tax) - ACA Insured
	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A:
1,700	5.250%, 7/15/16 - FSA Insured	No Opt. Call	AAA	1,904,459
3,800	5.250%, 7/15/19 - FSA Insured	No Opt. Call	AAA	4,275,874
3,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 - AMBAC	12/11 at 101.00	AAA	3,731,692
	Insured
10,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	10,365,300
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 (Alternative Minimum Tax) -
	FGIC Insured
6,525	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	12/06 at 100.00	Aaa	6,665,875
	Bonds, Series 2001A, 5.350%, 12/01/26 - AMBAC Insured
2,355	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%,	9/13 at 100.00	AAA	2,452,968
	9/15/33 - FGIC Insured
6,700	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series	1/13 at 100.00	Aaa	6,936,309
	2003B, 5.000%, 1/01/33 - AMBAC Insured

	U.S. Guaranteed *** - 9.2% (6.1% of Total Investments)
1,695	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000, 5.500%,	12/10 at 101.00	AAA	1,871,077
	12/01/30 (Pre-refunded to 12/01/10) - MBIA Insured
	Butler County, Pennsylvania, General Obligation Bonds, Series 2003:
1,000	5.250%, 7/15/19 (Pre-refunded to 7/15/13) - FGIC Insured	7/13 at 100.00	AAA	1,108,460
1,000	5.250%, 7/15/21 (Pre-refunded to 7/15/13) - FGIC Insured	7/13 at 100.00	AAA	1,108,460
1,200	5.250%, 7/15/23 (Pre-refunded to 7/15/13) - FGIC Insured	7/13 at 100.00	AAA	1,330,152
850	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds, Series	7/13 at 100.00	A2***	936,539
	2003, 5.250%, 7/01/17 (Pre-refunded to 7/01/13)
2,110	Fayette County, Pennsylvania, General Obligation Bonds, Series 2000, 5.625%, 11/15/28	11/10 at 100.00	AAA	2,340,011
	(Pre-refunded to 11/15/10) - AMBAC Insured
985	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004,	No Opt. Call	AAA	1,088,258
	5.250%, 11/15/12 - FSA Insured
1,225	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series 1976,	No Opt. Call	Aaa	1,443,687
	7.625%, 7/01/15
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue
	Bonds, Presbyterian Medical Center of Philadelphia, Series 1993:
1,000	6.500%, 12/01/11	No Opt. Call	AAA	1,119,990
3,740	6.650%, 12/01/19	No Opt. Call	AAA	4,582,061
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District, Series 2003:
640	5.250%, 11/01/21 (Pre-refunded to 11/01/13) - FGIC Insured	11/13 at 100.00	AAA	710,746
865	5.250%, 11/01/22 (Pre-refunded to 11/01/13) - FGIC Insured	11/13 at 100.00	AAA	960,617
1,650	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds,	No Opt. Call	AAA	2,155,346
	Series 1985A, 9.500%, 11/15/14
1,000	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	4/14 at 100.00	AAA	1,110,270
	2003A, 5.250%, 4/01/19 (Pre-refunded to 4/01/14) - MBIA Insured

	Utilities - 16.0% (10.7% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	1,173,274
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 - AMBAC Insured
8,000	Beaver County Industrial Development Authority, Pennsylvania, Exempt Facilities Revenue Bonds,	6/08 at 102.00	AAA	8,420,000
	Shippingport Project, Series 1998A, 5.375%, 6/01/28 (Alternative Minimum Tax) - AMBAC Insured
3,150	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	3,409,119
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)
7,590	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	5/07 at 102.00	AAA	8,010,031
	Metropolitan Edison Company, Series 1997A, 5.950%, 5/01/27 (Alternative Minimum Tax) - AMBAC
	Insured
2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding	6/12 at 101.00	Baa1	2,103,720
	Bonds, PSEG Power LLC, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AAA	2,184,873
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 - FGIC Insured
1,530	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	1,684,836
	Refunding Bonds, Montgomery County Montenay Project, Series 2002A, 5.250%, 11/01/13 - MBIA Insured
5,750	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Second Series 1999,	7/09 at 101.00	AAA	5,983,163
	5.000%, 7/01/29 - FSA Insured
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003,	7/13 at 100.00	AAA	1,086,300
	5.375%, 7/01/19 - FSA Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	728,847
	5.000%, 9/01/26 - FSA Insured
745	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 - AGC	No Opt. Call	AAA	804,011
	Insured
2,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Sixteenth Series 1999,	7/09 at 101.00	AAA	2,420,320
	5.500%, 7/01/13 - FSA Insured

	Water and Sewer - 14.3% (9.5% of Total Investments)
1,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Refunding Bonds, Series 2001,	12/11 at 101.00	AAA	1,105,450
	5.375%, 12/01/13 - MBIA Insured
305	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000, 5.500%,	12/10 at 101.00	AAA	333,755
	12/01/30 - MBIA Insured
2,500	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,670,700
	Bonds, Series 2004, 5.000%, 11/15/20 - FSA Insured
4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AAA	4,242,960
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 (Alternative Minimum Tax) - FGIC
	Insured
	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy
	Interceptor Project, Series 2004:
605	5.250%, 6/01/14 - FSA Insured	No Opt. Call	AAA	671,986
485	5.250%, 6/01/15 - FSA Insured	No Opt. Call	AAA	540,106
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds,	5/14 at 100.00	Aaa	1,747,608
	Series 2004, 5.250%, 5/01/23 - MBIA Insured
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004,	7/14 at 100.00	AAA	2,114,220
	5.000%, 7/15/22 - FSA Insured
1,315	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004,	4/14 at 100.00	AAA	1,395,846
	5.000%, 4/01/21 - MBIA Insured
3,870	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005,	4/15 at 100.00	AAA	4,184,592
	5.000%, 4/01/17 - FGIC Insured
3,360	Mercer County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	7/10 at 100.00	AAA	3,667,003
	Consumers Water Company, Shenango Valley Division Project, Series 2000, 6.000%, 7/01/30
	(Alternative Minimum Tax) - MBIA Insured
	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
1,140	5.125%, 11/15/22 - FGIC Insured	11/13 at 100.00	Aaa	1,209,323
2,535	5.125%, 11/15/23 - FGIC Insured	11/13 at 100.00	Aaa	2,683,779
2,730	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1995, 6.250%, 8/01/10 -	No Opt. Call	AAA	3,081,922
	MBIA Insured
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 -	7/15 at 100.00	AAA	2,119,440
	FSA Insured
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	2,093,460
	12/01/34 - FSA Insured

$339,650	Total Long-Term Investments (cost $340,578,023) - 150.4%			356,840,670

	Other Assets Less Liabilities - (0.6)%			(1,476,993)

	Preferred Shares, at Liquidation Value - (49.8)%			(118,100,000)

	Net Assets Applicable to Common Shares - 100%			$237,263,677

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(a)	Interest received from this bond is exempt from federal income tax but may be subject to certain Pennsylvania state taxes.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $340,439,019.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$17,030,061
Depreciation	(628,410)

Net unrealized appreciation of investments	$16,401,651

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Premium Income Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.